Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases not yet commenced
Interest expense on lease liabilities	$ 80	$ 61	$ 33
Cash outflow for leases	452	$ 377	$ 301
Leases committed to and not yet commenced
Disclosure of quantitative information about leases not yet commenced
Nominal value of estimated future lease payments	1,702
Property leases not yet commenced | UNITED STATES
Disclosure of quantitative information about leases not yet commenced
Nominal value of estimated future lease payments	$ 1,348
Lease term	15 years